Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party
Total Fidelis MGU commissions	$ 70.6	$ 75.0	$ 149.0	$ 151.7